Property, Plant and Equipment - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Gain on disposals of property, plant and equipment	€ 4	€ 157	€ 2,105
Property, plant and equipment temporarily idle	5,568	5,215
Property subject to mortgage	31,576	35,839
Impairment reversal	€ 40	0
Italian upholstered furniture plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital rate	9.22%
Long-term growth rate	2.07%
Annual sales growth rate for 2023	(13.13%)
Annual sales growth rate (average of 2024-2027 period)	5.00%
Directly operated retail stores CGUs [member] | United States of America [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital rate	9.98%
Long-term growth rate	2.51%
Annual sales growth rate for 2023	13.74%
Annual sales growth rate (average of 2024-2027 period)	5.00%
Directly operated retail stores CGUs [member] | Italy [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital rate	9.22%
Long-term growth rate	2.07%
Annual sales growth rate for 2023	22.84%
Annual sales growth rate (average of 2024-2027 period)	5.00%
Directly operated retail stores CGUs [member] | Spain [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital rate	8.97%
Long-term growth rate	2.10%
Annual sales growth rate for 2023	20.72%
Annual sales growth rate (average of 2024-2027 period)	6.00%
Directly operated retail stores CGUs [member] | United Kingdom [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average cost of capital rate	9.51%
Long-term growth rate	2.83%
Annual sales growth rate for 2023	(0.64%)
Annual sales growth rate (average of 2024-2027 period)	5.00%
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	€ 118	€ 43